Shareholder Report, Holdings (Details)	Mar. 31, 2025
Upright Assets Allocation Plus Fund | Himax Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Upright Assets Allocation Plus Fund | Direxion S P 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%
Upright Assets Allocation Plus Fund | Direxion Dow Jones [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.73%
Upright Assets Allocation Plus Fund | Direxion Financial Bull [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
Upright Assets Allocation Plus Fund | Taiwan Semiconductor [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
Upright Assets Allocation Plus Fund | Pro Shares Ultra Pro [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Upright Assets Allocation Plus Fund | Abb Vie [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
Upright Assets Allocation Plus Fund | Silicon Motion Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%
Upright Assets Allocation Plus Fund | Ase Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
Upright Assets Allocation Plus Fund | Direxion Small Cap Bull [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
Upright Assets Allocation Plus Fund | Drug Manufactures [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
Upright Assets Allocation Plus Fund | Electrical Equipmentand Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Upright Assets Allocation Plus Fund | Exchnage Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.20%
Upright Assets Allocation Plus Fund | Integrated Circuit [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.49%
Upright Assets Allocation Plus Fund | Internet Content [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
Upright Assets Allocation Plus Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
Upright Assets Allocation Plus Fund | Semi Conductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.28%
Upright Growth & Income Fund | Himax Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Upright Growth & Income Fund | Direxion Financial Bull [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%
Upright Growth & Income Fund | Taiwan Semiconductor [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
Upright Growth & Income Fund | Abb Vie [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
Upright Growth & Income Fund | Nvidia [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Upright Growth & Income Fund | Direxion Daily Dow Jones [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
Upright Growth & Income Fund | Tapestry [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.55%
Upright Growth & Income Fund | Goldman Sachs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Upright Growth & Income Fund | Teva Pharma [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
Upright Growth & Income Fund | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
Upright Growth & Income Fund | Drug Manufactures [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
Upright Growth & Income Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
Upright Growth & Income Fund | Banks Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
Upright Growth & Income Fund | Captial Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
Upright Growth & Income Fund | Consumer Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%
Upright Growth & Income Fund | Electrical Eqiupmentand Part [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.18%
Upright Growth & Income Fund | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
Upright Growth & Income Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.97%
Upright Growth & Income Fund | Health Information Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.11%
Upright Growth & Income Fund | Healthcare Plans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
Upright Growth & Income Fund | Intergrated Circuit Design [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.51%
Upright Growth & Income Fund | Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%
Upright Growth & Income Fund | Oiland Gas Integrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
Upright Growth & Income Fund | Pharmaceutical Retailers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.19%
Upright Growth & Income Fund | Specialty Industrials Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.79%
Upright Growth & Income Fund | Specialty Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
Upright Growth & Income Fund | Utilities Renewable [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
Upright Growth Fund | Abb Vie [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
Upright Growth Fund | Teva Pharma [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%
Upright Growth Fund | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%
Upright Growth Fund | Himax Tech [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.65%
Upright Growth Fund | Taiwan Semicondutor [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.67%
Upright Growth Fund | Fidelity Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Upright Growth Fund | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
Upright Growth Fund | Silicon Motion Tech [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
Upright Growth Fund | I Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
Upright Growth Fund | Direxion Daily [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Upright Growth Fund | Drug Manufactures [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Upright Growth Fund | Exchnage Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.54%
Upright Growth Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.03%
Upright Growth Fund | Semi Conductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Upright Growth Fund | Agricultural Inputs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
Upright Growth Fund | Banks Diversifield [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Upright Growth Fund | Cosumer Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Upright Growth Fund | Electrical Equipmentsand Part [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
Upright Growth Fund | Insurance Life [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
Upright Growth Fund | Integrated Circuit Design [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.45%
Upright Growth Fund | Internet Contend [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Upright Growth Fund | Internet Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%